SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                       ---------

    Post-Effective Amendment No.          11       (File No. 33-52518)       [x]
                                       ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             12       (File No. 811-3217)              [x]
                               ---------

                        (Check appropriate box or boxes)

     IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ

--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become  effective:
  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on May 1, 2001, pursuant to paragraph (b) of Rule 485
  [ ]  60 days after  filing  pursuant to  paragraph (a)(i) of Rule 485
  [ ]  on (date), pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]                                                 IDS LIFE
                                                                EMPLOYEE BENEFIT
                                                                         ANNUITY

ISSUED BY:

IDS LIFE INSURANCE COMPANY

PROSPECTUS


May 1, 2001


GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW EMPLOYEE BENEFIT ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ


ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)


            70100 AXP Financial Center


            Minneapolis, MN 55474

            Telephone: (800) 862-7919


This prospectus contains information that you should know before investing. You also will receive prospectuses for American Express-Registered Trademark-Variable Portfolio Funds, American Express-Registered Trademark- Variable Portfolio - Equity Select Fund, Alliance Variable Products Series Fund and Wells Fargo Variable Trust Funds. Please read the prospectuses carefully and keep them for future reference. This contract is available for salary-reduction plans that meet the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended (the Code).


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS ................................................3

THE CONTRACT AND CERTIFICATE IN BRIEF ....................3

EXPENSE SUMMARY ..........................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ..............8

FINANCIAL STATEMENTS .....................................9

PERFORMANCE INFORMATION ..................................9

THE VARIABLE ACCOUNTS AND THE FUNDS .....................10

THE FIXED ACCOUNT .......................................12

BUYING THE CONTRACT AND CERTIFICATE .....................12

CHARGES .................................................13

VALUING YOUR INVESTMENT .................................15

MAKING THE MOST OF YOUR CERTIFICATE .....................16

SURRENDERS ..............................................18

TSA-- SPECIAL SURRENDER PROVISIONS ......................18

CHANGING OWNERSHIP ......................................19

BENEFITS IN CASE OF DEATH ...............................19

THE ANNUITY PAYOUT PERIOD ...............................19

TAXES ...................................................21

VOTING RIGHTS ...........................................22

ABOUT THE SERVICE PROVIDERS .............................22


TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ..................23

-------------------------------------------------------------------------------
2   IDS LIFE EMPLOYEE BENEFIT ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT THE CONTRACT AND CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your certificate. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of a participant's death while the contract is in force and before annuity payouts begin.

CERTIFICATE: The document we deliver to you that represents your participation in the contract.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT OWNER (OWNER): The person or party entitled to ownership rights stated in the contract and in whose name the contract is issued.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate purchase payments into variable accounts investing in shares of any or all of these funds.

PARTICIPANT (YOU, YOUR): The person named in the certificate who has all rights under the certificate, except as reserved by the owner.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

THE CONTRACT AND CERTIFICATE IN BRIEF


PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of your certificate. The contract and related certificate provide lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to, an existing annuity or life insurance contract.

The certificate will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is tax-deferred. However, the certificate has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your certificate to your sales representative or to our office within the time stated on the first page of your certificate and receive a full refund of the certificate value. No charges will be deducted. However, you bear the investment risk from the time of purchase until you return the certificate; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 12)


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  3

BUYING THE CONTRACT AND CERTIFICATE: A sales representative will help the owner complete and submit an application for a contract and help you complete and submit an enrollment form for the certificate. Applications and enrollment forms are subject to acceptance at our office. After your initial purchase payment, you have the option of making additional purchase payments in the future. The maximum amount of purchase payments is determined by any restrictions imposed by the Internal Revenue Code of 1986, as amended (the Code). (p. 12)

- Minimum purchase payment -- $1,000 unless you pay in installments under a group billing arrangement such as a payroll deduction.

-    Minimum installment purchase payment -- $25 monthly or $300 annually.

- Maximum first-year purchase payment(s) -- $50,000 to $1,000,000 depending on your age.

-    Maximum purchase payment for each subsequent year -- $50,000.

TRANSFERS: Subject to certain restrictions, you currently may redistribute certificate value among the accounts without charge at any time until annuity payouts begin, and once per year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 16)


SURRENDERS: You may surrender all or part of your certificate value at any time before the retirement date subject to certain restrictions imposed by the Code. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. (p. 18)


CHANGING OWNERSHIP: Restrictions apply concerning change of ownership of rights under a contract or certificate. (p. 19)

BENEFITS IN CASE OF DEATH: If the participant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the certificate value. (p. 19)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. We can make payouts on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 19)

TAXES: Generally, your certificate value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will still be taxed on the distribution. (p. 21)

CHARGES: We assess certain charges in connection with your certificate:

-    $30 annual administrative charge;

- 1.00% mortality and expense risk fee (if you allocate money to one or more variable accounts);

-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate); and

-    the operating expense of the funds in which the variable accounts invest.

-------------------------------------------------------------------------------
4   IDS LIFE EMPLOYEE BENEFIT ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help the owner and participant understand the various costs and expenses associated with the contract and related certificates.

There is no sales charge when purchasing the contract or certificate. We show all costs that we deduct directly from the contract or certificate or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CERTIFICATE OWNER EXPENSES

SURRENDER CHARGE* (contingent deferred sales charge as a percentage of amount surrendered):

                            CERTIFICATE YEAR         SURRENDER CHARGE PERCENTAGE
                                   1                             8%
                                   2                             8
                                   3                             8
                                   4                             8
                                   5                             7
                                   6                             6
                                   7                             5
                                   8                             4
                                   9                             3
                                  10                             2
                                  11                             1
                                  12 and later                   0
Administrative charge:              $30

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average variable account value)

MORTALITY AND EXPENSE RISK FEE:     1%

* The surrender charge is further limited so that it will never exceed 8.5% of the aggregate purchase payments made to the certificate.


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  5

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                           MANAGEMENT          12b-1           OTHER
                                                              FEES             FEES           EXPENSES           TOTAL
AXP-Registered Trademark- Variable Portfolio -

     Bond Fund                                                .60%             .13%             .06%             .79%(1)

     Capital Resource Fund                                    .60              .13              .04              .77(1)

     Cash Management Fund                                     .51              .13              .04              .68(1)

     Diversified Equity Income Fund                           .56              .13              .26              .95(2)

     Equity Select Fund                                       .65              .13              .32             1.10(3)

     Extra Income Fund                                        .62              .13              .07              .82(1)

     Global Bond Fund                                         .84              .13              .10             1.07(1)

     Growth Fund                                              .64              .13              .18              .95(2)

     International Fund                                       .82              .13              .07             1.02(1)

     Managed Fund                                             .59              .13              .03              .75(1)

     New Dimensions Fund-Registered Trademark-                .60              .13              .05              .78(1)

     Strategy Aggressive Fund                                 .59              .13              .05              .77(1)

Alliance VP

     Growth & Income Portfolio (Class B)                      .63              .25              .07              .95(4)

Wells Fargo VT

     Small Cap Growth Fund                                    .15              .25              .80             1.20(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ended Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.80% and 1.49% for AXP-Registered Trademark- Variable Portfolio - Diversified Equity Income Fund and 0.20% and 0.97% for AXP-Registered Trademark- Variable Portfolio - Growth Fund.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expenses reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP-Registered Trademark- Variable Portfolio - Equity Select Fund.

(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(5) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.90%, 1.26% and 2.41%, respectively, for Wells Fargo VT Small Cap Growth Fund.

-------------------------------------------------------------------------------
6  IDS LIFE EMPLOYEE BENEFIT ANNUITY

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                              NO SURRENDER OR SELECTION
                                                         FULL SURRENDER AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                        END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                                 1 YEAR    3 YEARS   5 YEARS  10 YEARS   1 YEAR    3 YEARS   5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -

     Bond Fund                                   $102.06   $148.21   $185.58   $252.38   $ 19.63   $ 60.69   $104.29   $225.41

     Capital Resource Fund                        101.87    147.64    184.62    250.29     19.42     60.07    103.24    223.26

     Cash Management Fund                         101.02    145.07    180.26    240.84     18.50     57.27     98.52    213.57

     Diversiifed Equity Income Fund               103.57    152.75    193.28    268.95     21.27     65.66    112.63    242.40

     Equity Select Fund                           104.98    157.00    200.45    284.25     22.81     70.30    120.40    258.09

     Extra Income Fund                            102.34    149.06    187.03    255.51     19.94     61.62    105.86    228.61

     Global Bond Fund                             104.70    156.15    199.02    281.21     22.50     69.37    118.85    254.97

     Growth Fund                                  103.57    152.75    193.28    268.95     21.27     65.66    112.63    242.40

     International Fund                           104.23    154.74    196.64    276.12     21.99     67.82    116.27    249.75

     Managed Fund                                 101.68    147.07    183.65    248.20     19.22     59.45    102.19    221.12

     New Dimensions Fund-Registered Trademark-    101.96    147.92    185.10    251.34     19.53     60.38    103.77    224.34

     Strategy Aggressive Fund                     101.87    147.64    184.62    250.29     19.42     60.07    103.24    223.26

Alliance VP

     Growth & Income Portfolio (Class B)          103.57    152.75    193.28    268.95     21.27     65.66    112.63    242.40

Wells Fargo VT

     Small Cap Growth Fund                        105.92    159.83    205.21    294.32     23.83     73.38    125.56    268.43

* In this example, the $30 administrative charge is approximated as a 0.125% charge based on our average certificate size. Premium taxes imposed by some state and local governments are not reflected in this table. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  7

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each account. We have not provided this information for some variable accounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                        2000          1999         1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT G (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period             $5.31          $5.27         $5.25         $4.86         $4.59

Accumulation unit value at end of period                   $5.54          $5.31         $5.27         $5.25         $4.86

Number of accumulation units outstanding
at end of period (000 omitted)                           186,284        238,818       287,881       316,789       362,167

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT F (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period             $12.36        $10.09         $8.21         $6.67         $6.25

Accumulation unit value at end of period                   $10.10        $12.36        $10.09         $8.21         $6.67

Number of accumulation units outstanding
at end of period (000 omitted)                            391,805       449,948       507,310       556,866       628,555

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT H (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period              $2.66         $2.56         $2.46         $2.36         $2.27

Accumulation unit value at end of period                    $2.79         $2.66         $2.56         $2.46         $2.36

Number of accumulation units outstanding
at end of period (000 omitted)                             78,439       129,561        98,897        87,255        89,644

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%

Simple yield(1)                                             4.91%         4.99%         3.70%         4.06%         3.73%

Compound yield(1)                                           5.03%         5.12%         3.77%         4.14%         3.80%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT LZ(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period              $1.17         $1.12         $1.18         $1.05         $1.00

Accumulation unit value at end of period                    $1.05         $1.17         $1.12         $1.18         $1.05

Number of accumulation units outstanding
at end of period (000 omitted)                            181,306       218,583       228,165       175,024        59,939

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT KZ(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period              $1.12         $1.18         $1.10         $1.07         $1.00

Accumulation unit value at end of period                    $1.14         $1.12         $1.18         $1.10         $1.07

Number of accumulation units outstanding
at end of period (000 omitted)                             56,694        70,499        78,150        65,609        24,878

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT IZ(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period              $2.51         $1.74         $1.52         $1.49         $1.38

Accumulation unit value at end of period                    $1.87         $2.51         $1.74         $1.52         $1.49

Number of accumulation units outstanding
at end of period (000 omitted)                            812,275       898,715     1,042,405     1,168,353     1,220,486     1

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT N (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period              $4.58         $4.03         $3.51         $2.97         $2.56

Accumulation unit value at end of period                    $4.43         $4.58         $4.03         $3.51         $2.97

Number of accumulation units outstanding
at end of period (000 omitted)                            844,645       986,013     1,100,357     1,178,735     1,197,162

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT MZ(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered Trademark-)

Accumulation unit value at beginning of period              $2.27         $1.74         $1.37         $1.11         $1.00

Accumulation unit value at end of period                    $2.05         $2.27         $1.74         $1.37         $1.11

Number of accumulation units outstanding
at end of period (000 omitted)                          1,226,806     1,188,480     1,001,826       831,259       350,598

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                        1995           1994          1993          1992        1991
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT G (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period             $3.80         $3.99         $3.48         $3.21         $2.76

Accumulation unit value at end of period                   $4.59         $3.80         $3.99         $3.48         $3.21

Number of accumulation units outstanding
at end of period (000 omitted)                           393,697       361,640       405,429       330,000       270,858

Ratio of operating expense to average net assets           1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT F (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period              $4.94         $4.93         $4.82         $4.67         $3.22

Accumulation unit value at end of period                    $6.25         $4.94         $4.93         $4.82         $4.67

Number of accumulation units outstanding
at end of period (000 omitted)                            641,903       576,724       488,632       402,977       309,984

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT H (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period              $2.18         $2.12         $2.09         $2.04         $1.95

Accumulation unit value at end of period                    $2.27         $2.18         $2.12         $2.09         $2.04

Number of accumulation units outstanding
at end of period (000 omitted)                            102,568        84,475        74,935       102,277       126,489

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%

Simple yield(1)                                             3.97%         4.12%        (1.56)%        1.67%         3.26%

Compound yield(1)                                           4.04%         4.21%        (1.55)%        1.69%         3.31%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT LZ(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                 --            --            --            --            --

Accumulation unit value at end of period                       --            --            --            --            --

Number of accumulation units outstanding
at end of period (000 omitted)                                 --            --            --            --            --

Ratio of operating expense to average net assets               --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT KZ(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                 --            --            --            --            --

Accumulation unit value at end of period                       --            --            --            --            --

Number of accumulation units outstanding
at end of period (000 omitted)                                 --            --            --            --            --

Ratio of operating expense to average net assets               --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT IZ(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period              $1.25         $1.29         $0.98         $1.00            --

Accumulation unit value at end of period                    $1.38         $1.25         $1.29         $0.98            --

Number of accumulation units outstanding
at end of period (000 omitted)                          1,088,874       913,364       405,536        69,874            --

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%            --
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT N (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period              $2.09         $2.21         $1.98         $1.86         $1.45

Accumulation unit value at end of period                    $2.56         $2.09         $2.21         $1.98         $1.86

Number of accumulation units outstanding
at end of period (000 omitted)                          1,212,021     1,127,834       910,254       650,797       496,554

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT MZ(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered Trademark-)

Accumulation unit value at beginning of period                 --            --            --            --            --

Accumulation unit value at end of period                       --            --            --            --            --

Number of accumulation units outstanding
at end of period (000 omitted)                                 --            --            --            --            --

Ratio of operating expense to average net assets               --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
8   IDS LIFE EMPLOYEE BENEFIT ANNUITY

YEAR ENDED DEC. 31,                                        2000          1999         1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT JZ(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period              $3.24         $1.91         $1.88         $1.68         $1.46

Accumulation unit value at end of period                    $2.59         $3.24         $1.91         $1.88         $1.68

Number of accumulation units outstanding
at end of period (000 omitted)                            868,637       927,190     1,087,314     1,168,829     1,172,793

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                        1995           1994          1993          1992        1991
-------------------------------------------------------------------------------------------------------------------------------
ACCOUNT JZ(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period              $1.12         $1.21         $1.08         $1.00          --

Accumulation unit value at end of period                    $1.46         $1.12         $1.21         $1.08          --

Number of accumulation units outstanding
at end of period (000 omitted)                          1,007,976       780,423       347,336       115,574          --

Ratio of operating expense to average net assets            1.00%         1.00%         1.00%         1.00%          --
-------------------------------------------------------------------------------------------------------------------------------

(1) Net of annual contract administrative charge and mortality and expense risk fee.

(2)  Operations commenced on May 1, 1996.

(3)  Operations commenced on Jan. 13, 1992.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI. The SAI does not include the audited financial statements for some of the variable accounts because they are new and do not have any assets.

PERFORMANCE INFORMATION

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  9

THE VARIABLE ACCOUNTS AND THE FUNDS

You may allocate payments to any or all of the variable accounts that invest in shares of the following funds:


------------------------------------------------------------------------------------------------------------------------------------
IDS LIFE
ACCOUNT      ESTABLISHED       INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
G            05/13/81          AXP-Registered      Objective: high level of current     IDS Life Insurance Company (IDS Life),
                               Trademark-          income while conserving the value    investment manager; American Express
                               Variable            of the investment and continuing a   Financial Corporation (AEFC), investment
                               Portfolio - Bond    high level of income for the         advisor.
                               Fund                longest time period. Invests
                                                   primarily in bonds and other debt
                                                   obligations.
------------------------------------------------------------------------------------------------------------------------------------
F            05/13/81          AXP-Registered      Objective: capital appreciation.     IDS Life, investment manager;
                               Trademark-          Invests primarily in U.S. common     AEFC, investment advisor.
                               Variable            stocks and other securities
                               Portfolio -         convertible into common stocks.
                               Capital Resource
                               Fund
------------------------------------------------------------------------------------------------------------------------------------
H            05/13/81          AXP-Registered      Objective: maximum current income    IDS Life, investment manager;
                               Trademark-          consistent with liquidity and        AEFC, investment advisor.
                               Variable            stability of principal. Invests
                               Portfolio - Cash    primarily in money market
                               Management Fund     securities.
------------------------------------------------------------------------------------------------------------------------------------
PZ*          03/30/01          AXP-Registered      Objective: high level of current     IDS Life, investment manager;
                               Trademark-          income and, as a secondary goal,     AEFC, investment advisor.
                               Variable            steady growth of capital. Invests
                               Portfolio -         primarily in dividend-paying
                               Diversified         common and preferred stocks.
                               Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
QZ*          03/30/01          AXP-Registered      Objective: growth of capital.        IDS Life, investment manager;
                               Trademark-          Invests primarily in growth of       AEFC, investment advisor.
                               Variable            medium-sized companies.
                               Portfolio -
                               Equity Select Fund
------------------------------------------------------------------------------------------------------------------------------------
LZ           04/02/96          AXP-Registered      Objective: high current income,      IDS Life, investment manager;
                               Trademark-          with capital growth as a secondary   AEFC, investment advisor.
                               Variable            objective. Invests primarily in
                               Portfolio - Extra   high-yielding, high-risk corporate
                               Income Fund         bonds issued by U.S. and foreign
                                                   companies and governments.
------------------------------------------------------------------------------------------------------------------------------------
KZ           04/02/96          AXP-Registered      Objective: high total return         IDS Life, investment manager;
                               Trademark-          through income and growth of         AEFC, investment advisor.
                               Variable            capital. Non-diversified mutual
                               Portfolio -         fund that invests primarily in
                               Global Bond Fund    debt obligations of U.S. and
                                                   foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
RZ*          03/30/01          AXP-Registered      Objective: long-term capital         IDS Life, investment manager;
                               Trademark-          growth. Invests primarily in         AEFC, investment advisor.
                               Variable            common stocks and securities
                               Portfolio -         convertible into common stocks
                               Growth Fund         that appear to offer growth
                                                   opportunities.
------------------------------------------------------------------------------------------------------------------------------------
IZ           09/20/91          AXP-Registered      Objective: capital appreciation.     IDS Life, investment manager;
                               Trademark-          Invests primarily in common stocks   AEFC, investment advisor.
                               Variable            or convertible securities of         American Express Asset Management
                               Portfolio -         foreign issuers that offer growth    International, Inc., a wholly-owned
                               International Fund  potential.                           subsidiary of AEFC, is the sub-investment
                                                                                        advisor.
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
10   IDS LIFE EMPLOYEE BENEFIT ANNUITY


------------------------------------------------------------------------------------------------------------------------------------
IDS LIFE
ACCOUNT      ESTABLISHED       INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
N            04/17/85          AXP-Registered      Objective: maximum total             IDS Life, investment manager;
                               Trademark-          investment return through a          AEFC, investment advisor.
                               Variable            combination of capital growth and
                               Portfolio -         current income. Invests primarily
                               Managed Fund        in a combination of common and
                                                   preferred stocks, convertible
                                                   securities, bonds and other debt
                                                   securities.
------------------------------------------------------------------------------------------------------------------------------------
MZ           04/02/96          AXP-Registered      Objective: long-term growth of       IDS Life, investment manager;
                               Trademark-          capital. Invests primarily in        AEFC, investment advisor.
                               Variable            common stocks of U.S. and foreign
                               Portfolio - New     companies showing potential for
                               Dimensions          significant growth.
                               Fund-Registered
                               Trademark-
------------------------------------------------------------------------------------------------------------------------------------
JZ           09/20/91          AXP-Registered      Objective: capital appreciation.     IDS Life, investment manager;
                               Trademark-          Invests primarily in common stocks   AEFC, investment advisor.
                               Variable            of small-and medium-sized
                               Portfolio -         companies.
                               Strategy
                               Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
TZ*          03/30/01          Alliance VP         Objective: reasonable current        Alliance Capital Management, L.P.
                               Growth & Income     income and reasonable
                               Portfolio (Class B) appreciation. Invests primarily in
                                                   dividend-paying common stocks of
                                                   good quality.
------------------------------------------------------------------------------------------------------------------------------------
SZ*          03/30/01          Wells Fargo VT      Objective: long-term capital         Wells Fargo Funds Management, LLC,
                               Small Cap Growth    appreciation. Invests primarily in   advisor; Wells Capital Management
                               Fund                common stocks issued by companies    Incorporated, sub-advisor.
                                                   whose market capitalization falls
                                                   within the range of the Russell 2000
                                                   Index, which is considered a small
                                                   capitalization index.
------------------------------------------------------------------------------------------------------------------------------------

* These accounts are available June 1, 2001.

A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. The funds' prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the participant would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract/certificate, as necessary, so that the participant will not be subject to current taxation as the owner of the variable account assets.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  11

We intend to comply with all federal tax laws so that the contract/certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING THE CONTRACT AND CERTIFICATE

A sales representative will help the owner prepare and submit an application. The sales representative will also help each participant prepare and submit an enrollment form. These forms will be sent to our office. Unless otherwise provided in the contract, the owner has all rights under the contract. Your interest under the contract, as evidenced by your certificate, is subject to the terms of the owner's contract.

When you enroll in the certificate, you may select:

-    the accounts in which you want to invest;

-    the date you want to start receiving annuity payouts (the retirement date);
     and

-    a beneficiary.

The owner selects the frequency with which to make purchase payments.

If the application and enrollment forms are complete, we will process them within two business days after we receive them at our office. If we accept the application, we will send the owner a contract. If we accept your enrollment form, we will send you a certificate. If we cannot accept an application or enrollment form within five business days, we will decline it and return any payment. We will credit additional purchase payments to the accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive payment at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

TO AVOID IRS PENALTY TAXES, the retirement date generally must be:

-    on or after the date you reach age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum 403(b) plan distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders under the certificate, retirement payments can start as late as your 85th birthday or the tenth contract anniversary, if later.

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program, should the Employee Benefit Annuity be available in the program. (See "Special surrender provisions.")

-------------------------------------------------------------------------------
12   IDS LIFE EMPLOYEE BENEFIT ANNUITY

BENEFICIARY

If death benefits become payable before the retirement date while the contract and certificate are in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $25 per month

If paying by any other method:
   $1,000 initial payment
   $50 for any additional payments

Installments must total at least $300 per year.

* If no purchase payments have been made on a participant's behalf for 24 months and previous payments total $600 or less, we have the right to pay the participant the total value of the certificate in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** for the first year, this is based on the participant's age on the effective date of the certificate.

For the first year:
   $1,000,000 up to age 75
   $500,000 for ages 76 to 85
   $50,000 for ages 86 to 90

For each subsequent year:
   $50,000

** These limits apply in total to all IDS Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. The Code's limits on annual contribution also apply.

HOW TO MAKE PURCHASE PAYMENTS

BY SCHEDULED PAYMENT PLAN:

A sales representative can help the owner set up an automatic salary reduction arrangement.

CHARGES

ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining records for each certificate under the contract. We deduct $30 from the certificate value at the end of each certificate year. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total certificate value. If you surrender a certificate, we will deduct the annual charge at the time of surrender. We cannot increase the annual administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  13

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If part or all of a certificate is surrendered within the first 11 certificate years, the following surrender charge applies:

                                                    SURRENDER CHARGE AS A
               SURRENDER YEAR                 PERCENTAGE OF AMOUNT SURRENDERED
                     1                                       8%

                     2                                       8

                     3                                       8

                     4                                       8

                     5                                       7

                     6                                       6

                     7                                       5

                     8                                       4

                     9                                       3

                    10                                       2

                    11                                       1

                    12 and later                             0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate. We reserve the right to reduce or eliminate the surrender charge.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your certificate value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your certificate is $1,075.26. We determine this amount as follows:

   AMOUNT REQUESTED / (1.00 - SURRENDER CHARGE) OR $1,000 / .93 = $1,075.26

By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. We reserve the right to reduce or eliminate the surrender charge. If you make a full surrender of your certificate, we also will deduct the applicable administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate. We reserve the right to reduce or eliminate the surrender charge.


WAIVER OF SURRENDER CHARGE

We do not assess surrender charges:

-    for amounts surrendered after the 11th certificate year;

- for amounts surrendered due to a participant's retirement under the plan on or after age 55;

-    for amounts surrendered due to the death of the participant; or

-    upon settlement of the certificate under an annuity payout plan.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the administrative and surrender charges. However, we expect this to occur infrequently.

-------------------------------------------------------------------------------
14   IDS LIFE EMPLOYEE BENEFIT ANNUITY

PREMIUM TAXES

Certain state and local governments may impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract and certificate were sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including and applicable surrender charges) and amounts transferred out; and

-    minus any prorated administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or we assess an administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the variable accounts;

-    transfers into or out of the variable accounts;

-    partial surrenders;

-    surrender charges; and/or

-    prorated portions of the administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the variable accounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  15

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

By investing an equal number                                                                                     NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                     5.00

                                            Feb                     100                     18                     5.56

you automatically buy                       Mar                     100                     17                     5.88
more units when the
per unit market price is low...             Apr                     100                     15                     6.67

                                            May                     100                     16                     6.25

                                            June                    100                     18                     5.56

                                            July                    100                     17                     5.88

and fewer units                             Aug                     100                     19                     5.26
when the per unit
market price is high.                       Sept                    100                     21                     4.76

                                            Oct                     100                     20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer certificate value from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.

TRANSFER POLICIES

- You may transfer certificate values between the variable accounts, or from the variable accounts to the fixed account at any time. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next eligible transfer period (if any) as defined in the plan, or until the next certificate anniversary.

- You may transfer certificate values from the fixed account to the variable accounts once per certificate year (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per certificate year among the variable accounts.

-------------------------------------------------------------------------------
16   IDS LIFE EMPLOYEE BENEFIT ANNUITY

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:
-------------------------------------------------------------------------------

Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Certificate value or entire account balance

2 BY AUTOMATED TRANSFERS:
-------------------------------------------------------------------------------

Your sales representative can help you set up automated transfers among your variable accounts or fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated transfers are subject to all of the contract provisions and terms, including transfer of certificate values between accounts.

MINIMUM AMOUNT

Transfers:                 $50

3 BY PHONE:
-------------------------------------------------------------------------------

For salary reduction plans only.

Call between 7 a.m. and 6 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT


Transfers:                 Certificate value or entire account balance

Surrenders:                $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  17

SURRENDERS

Subject to certain restrictions imposed by the Code, you may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of the certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your certificate; and

-    pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount transferred or rolled over to the certificate as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of certificate values within the certificate, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract/certificate has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract/certificate. You may borrow from the certificate value allocated to the fixed account.

-------------------------------------------------------------------------------
18   IDS LIFE EMPLOYEE BENEFIT ANNUITY

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-    surrender all or part of your certificate at any time; and

-    move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

CHANGING OWNERSHIP

The contract and related certificates cannot be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us. Your vested rights under the certificate are nonforfeitable.

BENEFITS IN CASE OF DEATH

If you die before annuity payouts begin while this certificate is in force, we will pay your beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-    certificate value; or

-    purchase payments made to the certificate minus surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the certificate value.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

DISTRIBUTIONS: The IRS has issued proposed regulations which will affect distributions from your certificate. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the certificate as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


THE ANNUITY PAYOUT PERIOD

As the participant, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

The contract and related certificates allow you to determine whether we will make payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the certificate value on your retirement date (less any applicable premium tax). You may reallocate this certificate value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  19

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    your age;

-    the annuity table in the contract and related certificates; and

-    the amounts allocated to the accounts at settlement on the retirement date.

In addition, for variable payouts only, amounts depend on the investment performance of the accounts selected.

These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.) For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Certificate -- Transfer Policies."

ANNUITY TABLES


The annuity tables in your certificate show the amount of the monthly payment for each $1,000 of certificate value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the mininum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the certificate value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the certificate. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.05% and 6.55% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: Since you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your certificate and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or


-------------------------------------------------------------------------------
20   IDS LIFE EMPLOYEE BENEFIT ANNUITY

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed, unless this option is contrary to applicable provisions of the Code. Certificate values that you allocated to the fixed account will provide fixed dollar payouts and certificate values that you allocated among variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the participant in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If the annuitant dies after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any increase in the value of the fixed account and/or other variable accounts in which you invest is taxable to you only when you receive a payout or surrender except to the extent that contributions were made with after-tax dollars. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders requested that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


QUALIFIED ANNUITIES: When your certificate is used to fund a retirement plan that is already tax deferred under the Code, the certificate will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. 403(b) annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS: The entire payout generally is includable as ordinary income and subject to tax to the extent that contributions were made with after-tax dollars. If you or your employer invested in the certificate with deductible or pre-tax dollars, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of the certificate before your annuity payouts begin, your surrender payment will be taxed. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2, unless certain exceptions apply. Other penalties may apply.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

PENALTIES: If you receive amounts from the certificate before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or

-    after you separate from service during or after the year you attain age 55.

Other penalties or exceptions may apply if you surrender your certificate before it specifies that payments can be made.

MANDATORY WITHHOLDING: If you receive directly all or part of the certificate value, mandatory 20% Federal income tax withholding generally (and possibly state income tax withholding) will be imposed at the time the payment is made. Any withholding that is done represents a prepayment of your tax due for the year and you would take credit for such amounts on the annual tax return you file. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

-    the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  21

ELECTIVE WITHHOLDING: If the distribution is not subject to mandatory withholding as described above, you can elect not to have any withholding occur. To do this you must provide us with a valid Social Security Number or Taxpayer Identification Number.

If you do not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of the contract and/or related certificates.

TAX QUALIFICATION: We intend that the contract (and your certificate) qualify as an annuity for Federal income tax purposes. To that end, the provisions of the contract and your certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions to the contrary. We reserve the right to amend the contract and/or related certificates to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract and/or certificates to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

VOTING RIGHTS

The certificate holder with investments in the variable accounts may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-    the reserve held in each account for your certificate, divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts and certificates. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.


IDS Life pays commissions of up to 7% of the total purchase payments on the certificates. IDS Life pays a portion of this total commission to district managers and field vice presidents of the selling representative.

-------------------------------------------------------------------------------
22   IDS LIFE EMPLOYEE BENEFIT ANNUITY

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.


In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ..................................3

Calculating Annuity Payouts ..............................6

Rating Agencies ..........................................7

Principal Underwriter ....................................8

Independent Auditors .....................................8

Financial Statements

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  23

IDS LIFE INSURANCE COMPANY    [AMERICAN EXPRESS LOGO]            PRSRT STD AUTO
70100 AXP Financial Center                                        U.S. POSTAGE
Minneapolis, MN 55474                                                 PAID
(800) 862-7919                                                      AMERICAN
                                                                     EXPRESS





                                                                 S-6157 R (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                            EMPLOYEE BENEFIT ANNUITY


    IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ, and TZ

                                   May 1, 2001


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are separate accounts established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919






























S-6157-20 L (5/01)

                                TABLE OF CONTENTS

Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 6

Rating Agencies...............................................p. 7

Principal Underwriter.........................................p. 8

Independent Auditors..........................................p. 8

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract and certificate over a period of one, five and ten years (or, if less, up to the life of the variable accounts), calculated according to the following formula:

                                 P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 2000




Variable Account   Investing In:                        1 Year         5 Years        10 Years         Since
                   --------------------------------                                                  Inception

                   AXP(R) Variable Portfolio -
  G                  Bond Fund (10/81)a                  (4.10%)         2.19%           6.92%            9.29%
  F                  Capital Resource Fund (10/81)a     (24.94)          8.40           11.82            12.76
  H                  Cash Management Fund (10/81)a       (3.72)          2.52           3.33              5.42
  PZ                 Diversified Equity Income           (8.76)           --              --             (3.54)
                     Fund (9/99)b
  QZ                 Equity Select Fund (5/01)c            --             --              --               --
  LZ                 Extra Income Fund (5/96)a          (17.52)           --              --             (0.55)
  KZ                 Global Bond Fund (5/96)a            (6.07)           --              --              1.15
  RZ                 Growth Fund (9/99)b                (25.80)           --              --             (8.63)
  IZ                 International Fund (1/92)a         (31.74)          4.64             --              6.77
  N                  Managed Fund (4/86)a               (11.13)          9.85           11.49            10.60
  MZ                 New Dimensions Fund(R)(5/96)a       (17.30)            --             --             14.69
  JZ                 Strategy Aggressive Fund           (26.37)         10.38             --             10.75
                     (1/92)a
                   Alliance VP
  TZ                Growth & Income Portfolio             5.34          17.50             --             13.99
                    (Class B) (1/91)b
                   Wells Fargo VT
  SZ                Small Cap Growth Fund (5/95)b       (28.81)          7.47             --              9.44

a  (Commencement date of the variable account)
b  (Commencement date of the fund) Variable account had not commenced operations as of Dec. 31, 2000.
c  Fund had not commenced operations as of Dec. 31, 2000.


Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 2000

Variable Account   Investing In:                        1 Year         5 Years        10 Years      Since Inception
                   --------------------------------

                   AXP(R) Variable Portfolio -
  G                  Bond Fund (10/81)a                   4.24%          3.68%            7.13%           9.29%
  F                  Capital Resource Fund (10/81)a     (18.41)          9.98            12.05           12.76
  H                  Cash Management Fund (10/81)a        4.66           4.02             3.54            5.42
  PZ                 Diversified Equity Income           (1.89)            --              --             1.88
                     Fund (9/99)b
  QZ                 Equity Select Fund (5/01)c            --              --              --              --
  LZ                 Extra Income Fund (5/96)a          (10.35)            --              --             1.01
  KZ                 Global Bond Fund (5/96)a             2.10             --              --             2.74
  RZ                 Growth Fund (9/99)b                (20.22)            --              --            (3.36)
  IZ                 International Fund (1/92)a         (25.80)          6.17              --             7.13
  N                  Managed Fund (4/86)a                (3.40)         11.46            11.71           10.60
  MZ                 New Dimensions Fund(R)(5/96)a       (10.11)            --              --            16.48
  JZ                 Strategy Aggressive Fund           (19.97)         11.99              --            11.13
                     (1/92)a
                   Alliance VP
  TZ                Growth & Income Portfolio            12.34          18.22              --            13.99
                    (Class B) (1/91)b
                   Wells Fargo VT
  SZ                Small Cap Growth Fund (5/95)b       (23.46)          8.50              --            10.25

a  (Commencement date of the variable account)
b  (Commencement date of the fund) Variable account had not commenced operations as of Dec. 31, 2000.
c  Fund had not commenced operations as of Dec. 31, 2000.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the variable account). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the administrative charge and mortality and expense risk fee.

Calculation of Yield for a Variable Account Investing in a Money Market Fund


Annualized Simple Yield:


For a variable account investing in a money market fund, we base quotations of simple yield on:


(a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the variable account expenses accrued over the period;

(c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The variable account's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1


You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000


 Variable Account   Investing In:                                    Simple Yield          Compound Yield
 ----------------   -------------                                    ------------          --------------
        H           AXP(R)Variable Portfolio - Cash Management Fund       4.91%                  5.03%



Annualized Yield for Variable Accounts Investing in Income Funds

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

  Variable Account       Investing in:                                  Yield
  ----------------       -------------                                  -----
         G               AXP(R)Variable Portfolio - Bond Fund             6.98%
         LZ              AXP(R)Variable Portfolio - Extra Income Fund    10.45
         KZ              AXP(R)Variable Portfolio - Global Bond Fund      0.0

The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Accounts

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your certificate as of the valuation date, and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the certificate or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your certificate.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best            A+ (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.


Surrender charges we received for the last three years aggregated total $18,285,051, $19,812,217 and $17,936,810, respectively.

Commissions we paid for the last three years aggregated total $56,849,306, $21,517,281 and $17,634,855, respectively.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ as of December 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Net Assets
December 31, 2000

                                                         Segregated Asset Account
Assets                                  G                 F                  H                 LZ
Investments in shares of mutual funds:
  at cost                       $ 1,125,398,606     $3,707,400,866     $208,160,529      $ 265,232,289
                                ---------------      -------------     ------------      -------------
  at market value               $ 1,034,015,132     $3,981,747,752     $208,126,699      $ 191,608,506
Dividends receivable                  5,954,846                 --        1,027,463          1,639,776
Accounts receivable from
IDS Life for contract
purchase payments                            --                 --        9,855,926                 --
                                     ----------        -----------        ---------          ---------
Total assets                      1,039,969,978      3,981,747,752      219,010,088        193,248,282
                                  -------------      -------------      -----------        -----------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                              827,969          3,162,279          172,370           154,056
  Contract terminations                 415,336          4,336,614               --            99,382
                                        -------          ---------           -------           ------
Total liabilities                     1,243,305          7,498,893          172,370           253,438
                                      ---------          ---------          -------           -------
Net assets applicable to
contracts in accumulation
period                            1,032,357,860      3,956,882,104      218,503,169       191,063,948
Net assets applicable to
contracts in payment
period                                6,368,813         17,366,755          334,549         1,930,896
                                      ---------         ----------          -------         ---------
Total net assets                $ 1,038,726,673     $3,974,248,859    $ 218,837,718     $ 192,994,844
                                ---------------      -------------     ------------     -------------
Accumulation units
outstanding                         186,283,608        391,805,258       78,438,964       181,306,229
                                    -----------        -----------       ----------       -----------
Net asset value per
accumulation unit                        $ 5.54            $ 10.10           $ 2.79            $ 1.05
                                         ------            -------           ------            ------

See accompanying notes to financial statements.

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Net Assets
December 31, 2000

                                                                Segregated Asset Account
                                                                                                                Combined
                                                                                                                Variable
Assets                                   IZ                    N                MZ               JZ             Accounts
Investments in shares of mutual funds:
  at cost                          $ 1,754,506,038      $3,180,263,171   $1,884,838,930  $ 2,414,945,821   $ 14,609,414,622
                                   ---------------       -------------   --------------  --------------    ----------------
  at market value                  $ 1,526,264,914      $3,768,462,898   $2,536,625,453  $ 2,269,085,913   $ 15,581,177,643
Dividends receivable                            --                  --               --               --          8,622,085
Accounts receivable from
IDS Life for contract
purchase payments                               --                  --               --               --          9,855,926
                                        ---------             --------      -----------          -------          ---------
Total assets                         1,526,264,914       3,768,462,898    2,536,625,453    2,269,085,913     15,599,655,654
                                     -------------       -------------    -------------    -------------     --------------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                               1,213,784           2,995,925        2,006,964        1,795,910         12,381,334
  Contract terminations                    617,807           1,319,603        3,124,764        4,598,393         14,523,239
                                           -------           ---------        ---------        ---------         ----------
Total liabilities                        1,831,591           4,315,528        5,131,728        6,394,303         26,904,573
                                         ---------           ---------        ---------        ---------         ----------
Net assets applicable to
contracts in accumulation
period                               1,518,298,819      3,740,574,716     2,510,499,457    2,253,378,424     15,486,241,311
Net assets applicable to
contracts in payment
period                                   6,134,504         23,572,654        20,994,268        9,313,186         86,509,770
                                         ---------         ----------        ----------        ---------         ----------
Total net assets                   $ 1,524,433,323     $3,764,147,370    $2,531,493,725   $2,262,691,610    $ 15,572,751,081
                                   ---------------      -------------     -------------   --------------    ----------------
Accumulation units
outstanding                            812,274,606        844,645,189     1,226,805,533      868,637,442
                                       -----------        -----------     -------------      -----------
Net asset value per
accumulation unit                           $ 1.87             $ 4.43            $ 2.05           $ 2.59
                                            ------             ------            ------           ------




IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Operations
Year ended December 31, 2000

                                                                Segregated Asset Account
Investment income                          G                 F            H               LZ           KZ
Dividend income from
mutual funds                        $ 78,092,800    $ 453,227,217   $ 14,473,881    $ 23,846,278    $ 1,880,160
Mortality and expense
risk fee                              11,156,588       48,498,138      2,549,384       2,246,741        684,563
                                      ----------       ----------      ---------       ---------        -------
Investment income
(loss) - net                          66,936,212      404,729,079     11,924,497      21,599,537      1,195,597
                                      ----------      -----------     ----------      ----------      ---------

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds:
  Proceeds from sales                309,928,793     798,891,257     470,500,220      55,917,094     17,478,541
  Cost of investments sold           341,078,769     570,408,464     470,423,416      69,385,543     19,046,345
                                     -----------     -----------     -----------      ----------     ----------
Net realized gain (loss)
on investment                        (31,149,976)    228,482,793          76,804     (13,468,449)    (1,567,804)
Net change in unrealized
appreciation or
depreciation of
investments                            8,471,966  (1,560,109,622)        (32,533)    (31,575,375)     1,518,556
                                       ---------  --------------         -------     -----------      ---------
Net gain (loss)
on investments                       (22,678,010) (1,331,626,829)         44,271     (45,043,824)       (49,248)
                                     -----------  --------------          ------     -----------        -------
Net increase (decrease)
in net assets resulting
from operations                     $ 44,258,202   $(926,897,750    $ 11,968,768   $ (23,444,287)   $ 1,146,349
                                    ------------   -------------    ------------   -------------    -----------

See accompanying notes to financial statements.

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Account
                                                                                                         Combined
                                                                                                         Variable
Investment income                        IZ                N              MZ              JZ             Accounts
Dividend income from
mutual funds                       $ 314,850,649    $ 337,654,978   $ 188,823,824   $ 765,378,788    $ 2,178,228,575
Mortality and expense
risk fee                              18,556,877       41,795,253      27,689,525      29,262,459        182,439,528
                                      ----------       ----------      ----------      ----------        -----------
Investment income
(loss) - net                         296,293,772      295,859,725     161,134,299     736,116,329      1,995,789,047
                                     -----------      -----------     -----------     -----------      -------------

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds:
  Proceeds from sales                405,178,195      755,412,652     106,205,491     313,413,222      3,232,925,465
  Cost of investments sold           332,737,433      560,488,562      64,349,586     183,109,346      2,611,027,464
                                     -----------      -----------      ----------     -----------      -------------
Net realized gain (loss)
on investment                         72,440,762      194,924,090      41,855,905     130,303,876        621,898,001
Net change in unrealized
appreciation or
depreciation of
investments                         (923,356,241)    (613,762,842)   (483,987,828) (1,422,308,376)    (5,025,142,295)
                                    ------------     ------------    ------------  --------------     --------------
Net gain (loss)
on investments                      (850,915,479)    (418,838,752)   (442,131,923) (1,292,004,500)    (4,403,244,294)
                                    ------------     ------------    ------------  --------------     --------------
Net increase (decrease)
in net assets resulting
from operations                    $(554,621,707)   $(122,979,027)  $(280,997,624)  $(555,888,171)   $(2,407,455,247)
                                   -------------    -------------   -------------   -------------    ---------------

See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                            Segregated Asset Account
Operations                                 G              F              H              LZ              KZ
Investment income
(loss) - net                        $ 66,936,212   $ 404,729,079   $ 11,924,497    $ 21,599,537    $ 1,195,597
Net realized gain
(loss) on investments                (31,149,976)    228,482,793         76,804     (13,468,449)    (1,567,804)
Net change in unrealized
appreciation or
depreciation of
investments                            8,471,966  (1,560,109,622)       (32,533)    (31,575,375)     1,518,556
                                       ---------  --------------        -------     -----------      ---------
Net increase (decrease)
in net assets resulting
from operations                       44,258,202    (926,897,750)    11,968,768     (23,444,287)     1,146,349
                                      ----------    ------------     ----------     -----------      ---------

Contract transactions
Contract purchase payments            17,151,269      67,216,228      9,384,970       2,918,249        805,429
Net transfers(1)                    (122,452,011)   (129,581,003)   (58,278,574)    (10,945,549)    (5,741,083)
Transfers for policy loans             1,737,827       6,820,097        442,992         142,827         49,884
Annuity payments                        (703,108)     (2,273,694)       (94,005)       (205,152)       (50,831)
Contract charges                        (738,147)     (3,235,499)      (143,865)        (96,540)       (28,314)
Contract terminations:
  Surrender benefits                (161,471,538)   (589,184,254)   (86,596,160)    (32,069,025)    (9,587,667)
  Death benefits                     (13,545,970)    (29,830,912)    (2,697,152)     (1,926,313)      (605,050)
                                     -----------     -----------     ----------      ----------       --------
Increase (decrease)
from contract transactions          (280,021,678)   (680,069,037)  (137,981,794)    (42,181,503)   (15,157,632)
                                    ------------    ------------   ------------     -----------    -----------
Net assets at beginning of year    1,274,490,149   5,581,215,646    344,850,744     258,620,634     79,188,242
                                   -------------   -------------    -----------     -----------     ----------
Net assets at end of year         $1,038,726,673  $3,974,248,859  $ 218,837,718   $ 192,994,844   $ 65,176,959
                                  --------------  --------------  -------------   -------------   ------------

Accumulation unit activity
Units outstanding at
beginning of year                    238,818,203     449,947,982    129,560,547     218,583,454     70,499,453
Contract purchase payments             3,221,620       5,779,262      3,463,578       2,580,115        736,054
Net transfers(1)                     (23,047,317)    (11,056,749)   (21,709,784)     (9,688,310)    (5,222,663)
Transfers for policy loans               325,771         586,854        163,072         126,793         45,679
Contract charges                        (139,120)       (280,081)       (53,669)        (85,804)       (25,964)
Contract terminations:
  Surrender benefits                 (30,307,185)    (50,555,857)   (31,983,791)    (28,471,624)    (8,783,396)
  Death benefits                      (2,588,364)     (2,616,153)    (1,000,989)     (1,738,395)      (555,356)
                                      ----------      ----------     ----------      ----------       --------
Units outstanding at
end of year                          186,283,608     391,805,258     78,438,964     181,306,229     56,693,807
                                     -----------     -----------     ----------     -----------     ----------

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                   Segregated Asset Account


Operations                                  IZ             N               MZ             JZ               Accounts
Investment income
(loss) - net                         $ 296,293,772   $ 295,859,725   $ 161,134,299   $ 736,116,329    $ 1,995,789,047
Net realized gain
(loss) on investments                   72,440,762     194,924,090      41,855,905     130,303,876        621,898,001
Net change in unrealized
appreciation or
depreciation of
investments                           (923,356,241)   (613,762,842)   (483,987,828) (1,422,308,376)    (5,025,142,295)
                                      ------------    ------------    ------------  --------------     --------------
Net increase (decrease)
in net assets resulting
from operations                       (554,621,707)   (122,979,027)   (280,997,624)   (555,888,171)    (2,407,455,247)
                                      ------------    ------------    ------------    ------------     --------------

Contract transactions
Contract purchase payments              33,825,058      62,207,505      67,206,032      46,586,509        307,301,249
Net transfers(1)                        27,740,013    (156,409,538)    410,087,163     145,251,916         99,671,334
Transfers for policy loans               2,947,086       5,184,859       3,318,140       3,220,088         23,863,800
Annuity payments                          (726,233)     (3,003,139)     (2,644,700)     (1,178,159)       (10,879,021)
Contract charges                        (1,180,002)     (2,625,912)     (1,647,848)     (1,731,602)       (11,427,729)
Contract terminations:
  Surrender benefits                  (238,970,371)   (521,000,349)   (371,268,229)   (368,641,642)    (2,378,789,235)
  Death benefits                       (11,365,219)    (34,191,832)    (12,133,023)    (14,848,708)      (121,144,179)
                                       -----------     -----------     -----------     -----------       ------------
Increase (decrease)
from contract transactions            (187,729,668)   (649,838,406)     92,917,535    (191,341,598)    (2,091,403,781)
                                      ------------    ------------      ----------    ------------     --------------
Net assets at beginning of year      2,266,784,698   4,536,964,803   2,719,573,814   3,009,921,379     20,071,610,109
                                     -------------   -------------   -------------   -------------     --------------
Net assets at end of year            1,524,433,323  $3,764,147,370  $2,531,493,725  $2,262,691,610    $15,572,751,081
                                     -------------   -------------   -------------   --------------    ---------------

Accumulation unit activity
Units outstanding at
beginning of year                      898,714,868    986,012,926    1,188,479,994     927,190,210
Contract purchase payments              15,422,478     13,529,058       29,459,566      14,293,370
Net transfers(1)                        11,712,428    (33,938,525)     178,837,010      42,752,517
Transfers for policy loans               1,361,724      1,127,753        1,450,699         996,717
Contract charges                          (544,491)      (574,120)        (727,924)       (533,278)
Contract terminations:
  Surrender benefits                  (109,058,250)  (113,927,208)    (165,173,368)   (111,503,545)
  Death benefits                        (5,334,151)    (7,584,695)      (5,520,444)     (4,558,549)
                                        ----------     ----------       ----------      ----------
Units outstanding at
end of year                            812,274,606    844,645,189    1,226,805,533     868,637,442

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.



IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                Segregated Asset Account
Operations                                     G              F              H             LZ            KZ
Investment income
(loss) - net                            $ 82,718,647    $ 458,962,963   $ 11,145,841  $ 23,741,327   $ 3,199,129
Net realized gain
(loss) on investments                    (16,546,642)     218,619,358         (2,072)   (3,934,966)     (448,659)
Net change in
unrealized appreciation
or depreciation of
investments                              (57,777,057)     388,030,726         (1,694)   (6,705,343)   (7,628,917)
                                         -----------      -----------         ------    ----------    ----------
Net increase (decrease)
in net assets resulting
from operations                            8,394,948    1,065,613,047     11,142,075    13,101,018    (4,878,447)
                                           ---------    -------------     ----------    ----------    ----------

Contract transactions
Contract purchase payments                26,900,180       85,781,934     15,204,189     4,974,177     1,210,372
Net transfers1                          (105,970,257)    (153,370,052)   155,684,183    12,654,268      (374,882)
Transfers for policy loans                 1,842,920        7,473,199        567,692       129,522        54,571
Annuity payments                            (650,605)      (1,742,554)       (32,682)     (159,063)      (31,086)
Contract charges                            (969,307)      (3,741,628)      (176,826)     (121,868)      (37,981)
Contract terminations:
  Surrender benefits                    (162,008,938)    (516,624,685)   (87,695,413)  (25,706,863)   (8,608,732)
  Death benefits                         (16,680,663)     (33,535,221)    (3,629,477)   (2,099,593)     (552,543)
                                         -----------      -----------     ----------    ----------      --------
Increase (decrease) from
contract transactions                   (257,536,670)    (615,759,007)    79,921,666   (10,329,420)   (8,340,281)
                                        ------------     ------------     ----------   -----------    ----------
Net assets at beginning of year        1,523,631,871    5,131,361,606    253,787,003   255,849,036    92,406,970
                                       -------------    -------------    -----------   -----------    ----------
Net assets at end of year             $1,274,490,149   $5,581,215,646  $ 344,850,744 $ 258,620,634  $ 79,188,242
                                      --------------   --------------  ------------- -------------  ------------

Accumulation unit activity
Units outstanding at
beginning of year                        287,880,919      507,310,351     98,897,110   228,164,851    78,149,847
Contract purchase payments                 5,098,452        8,005,258      5,835,845     4,287,084     1,060,861
Net transfers1                           (20,122,969)     (14,287,555)    59,720,497    10,864,149      (391,555)
Transfers for policy loans                   349,885          696,515        217,786       111,325        47,996
Contract charges                            (184,951)        (351,026)       (68,602)     (105,541)      (33,441)
Contract terminations:
  Surrender benefits                     (30,971,111)     (48,274,604)   (33,652,531)  (22,910,831)   (7,832,934)
  Death benefits                          (3,232,022)      (3,150,957)    (1,389,558)   (1,827,583)     (501,321)
                                          ----------       ----------     ----------    ----------      --------
Units outstanding at
end of year                              238,818,203      449,947,982    129,560,547   218,583,454    70,499,453
                                         -----------      -----------    -----------   -----------    ----------

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                     Segregated Asset Account
                                                                                                         Combined
                                                                                                         Variable
Operations                                    IZ             N               MZ            JZ            Accounts
Investment income
(loss) - net                          $ 277,283,854  $ 256,475,061     $ 5,560,943   $ 193,228,039    $ 1,312,315,804
Net realized gain
(loss) on investments                   111,581,700    130,609,215       6,284,894      78,087,142        524,249,970
Net change in
unrealized appreciation
or depreciation of
investments                             331,640,637    180,249,841     602,990,330     981,864,623      2,412,663,146
                                        -----------    -----------     -----------     -----------      -------------
Net increase (decrease)
in net assets resulting
from operations                         720,506,191    567,334,117     614,836,167   1,253,179,804      4,249,228,920
                                        -----------    -----------     -----------   -------------      -------------

Contract transactions
Contract purchase payments               40,338,256     83,597,175      72,874,934      48,904,810        379,786,027
Net transfers1                         (116,553,908)   (96,836,944)    508,860,423    (147,410,390)        56,682,441
Transfers for policy loans                2,859,054      5,702,415       2,773,692       3,088,741         24,491,806
Annuity payments                           (469,919)    (1,986,186)     (1,121,855)       (587,286)        (6,781,236)
Contract charges                         (1,368,024)    (3,046,411)     (1,397,495)     (1,513,611)       (12,373,151)
Contract terminations:
  Surrender benefits                   (189,429,712)  (431,500,196)   (217,155,832)   (217,020,605)    (1,855,750,976)
  Death benefits                        (11,050,653)   (33,236,282)     (9,098,257)    (11,508,774)      (121,391,463)
                                        -----------    -----------      ----------     -----------       ------------
Increase (decrease) from
contract transactions                  (275,674,906)  (477,306,429)    355,735,610    (326,047,115)    (1,535,336,552)
                                       ------------   ------------     -----------    ------------     --------------
Net assets at beginning of year       1,821,953,413  4,446,937,115   1,749,002,037   2,082,788,690     17,357,717,741
                                      -------------  -------------   -------------   -------------     --------------
Net assets at end of year            $2,266,784,698 $4,536,964,803  $2,719,573,814  $3,009,921,379    $20,071,610,109
                                     -------------- --------------  --------------  --------------    ---------------

Accumulation unit activity
Units outstanding at
beginning of year                     1,042,405,301  1,100,356,781   1,001,825,924   1,087,313,726
Contract purchase payments               21,186,358     19,976,712      38,519,407      23,744,035
Net transfers1                          (61,546,990)   (22,881,117)    269,878,345     (76,329,658)
Transfers for policy loans                1,496,740      1,359,792       1,466,009       1,493,862
Contract charges                           (711,536)      (727,064)       (734,890)       (727,228)
Contract terminations:
  Surrender benefits                    (98,137,917)  (104,002,022)   (117,609,944)   (102,783,256)
  Death benefits                         (5,977,088)    (8,070,156)     (4,864,857)     (5,521,271)
                                         ----------     ----------      ----------      ----------
Units outstanding at
end of year                             898,714,868    986,012,926   1,188,479,994     927,190,210
                                        -----------    -----------   -------------     -----------

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.




IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Notes to Financial Statements

1. ORGANIZATION

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life Insurance Company (IDS
Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act). Accounts G, F and H were established on May 13, 1981 and commenced operations on Oct. 13, 1981. Account N was established on April 17, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts LZ, KZ and MZ were established on April 2, 1996 and commenced operations on April 30, 1996.

Each Account invests exclusively in shares of the following funds (collectively,
the  Funds),   which  are  registered   under  the  1940  Act  as   diversified,
(non-diversified  for AXP(R)  Variable  Portfolio  Global  Bond  Fund)  open-end management investment companies and have the following investment managers.

Account          Invests exclusively in shares of                      Investment Manager
---------------- ---------------------------------------------------- ----------------------------------------
G                AXP(R)Variable Portfolio - Bond Fund                  IDS Life Insurance Company 1
F                AXP(R)Variable Portfolio - Capital Resource Fund      IDS Life Insurance Company 1
H                AXP(R)Variable Portfolio - Cash Management Fund       IDS Life Insurance Company 1
LZ               AXP(R)Variable Portfolio - Extra Income Fund          IDS Life Insurance Company 1
KZ               AXP(R)Variable Portfolio - Global Bond Fund           IDS Life Insurance Company 1
IZ               AXP(R)Variable Portfolio - International Fund         IDS Life Insurance Company 2
N                AXP(R)Variable Portfolio - Managed Fund               IDS Life Insurance Company 1
MZ               AXP(R)Variable Portfolio - New Dimensions Fund(R)     IDS Life Insurance Company 1
JZ               AXP(R)Variable Portfolio - Strategy Aggressive Fund   IDS Life Insurance Company 1
---------------- ---------------------------------------------------- ----------------------------------------

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment   adviser.   American   Express  Asset   Management
  International, Inc. is the sub-investment adviser.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the Accounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual  charge of $20 is deducted  from the contract  value of each  Variable
Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. A quarterly charge of $125 is deducted from the contract value of each Group Variable
Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life.

A contingent deferred sales charge (surrender charge or withdrawal charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,
b) Combination Retirement Annuity contract surrenders during the first seven, eight or eleven years, depending on type of contract,
c)  Group Variable Annuity contract  withdrawals during the first seven years,
d) Employee Benefit Annuity certificate surrenders during the first eleven years, and
e) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000 and $19,812,217 in 1999. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

5. INVESTMENT IN SHARES

The Accounts' investments in shares of the Funds as of Dec. 31,2000 were as follows:

Account        Investment                                             Shares         NAV
-------------- --------------------------------------------------- -------------- ----------
G              AXP(R)Variable Portfolio - Bond Fund                  99,738,845     $10.37
F              AXP(R)Variable Portfolio - Capital Resource Fund     149,846,951      26.57
H              AXP(R)Variable Portfolio - Cash Management Fund      208,196,619       1.00
LZ             AXP(R)Variable Portfolio - Extra Income Fund          27,402,441       6.99
KZ             AXP(R)Variable Portfolio - Global Bond Fund            6,700,397       9.74
IZ             AXP(R)Variable Portfolio - International Fund        132,724,809      11.50
N              AXP(R)Variable Portfolio - Managed Fund              213,135,981      17.68
MZ             AXP(R)Variable Portfolio - New Dimensions Fund(R)    132,021,313      19.21
JZ             AXP(R)Variable Portfolio - Strategy Aggressive Fund  182,061,031      12.46
-------------- --------------------------------------------------- -------------- ----------

6. INVESTMENT TRANSACTIONS

The Accounts'  purchases of Funds' shares,  including  reinvestment  of dividend distributions, were as follows:
                                                                               Year ended Dec. 31,
Account        Investment                                                 2000                1999
-------------- --------------------------------------------------- ------------------ -------------------
G              AXP(R)Variable Portfolio - Bond Fund                    $   98,403,458     $   83,923,375
F              AXP(R)Variable Portfolio - Capital Resource Fund           524,452,215        534,353,576
H              AXP(R)Variable Portfolio - Cash Management Fund            332,846,996        393,328,065
LZ             AXP(R)Variable Portfolio - Extra Income Fund                36,052,139         38,404,776
KZ             AXP(R)Variable Portfolio - Global Bond Fund                  3,834,258          7,466,938
IZ             AXP(R)Variable Portfolio - International Fund              513,124,003        440,143,815
N              AXP(R)Variable Portfolio - Managed Fund                    400,171,691        309,803,081
MZ             AXP(R)Variable Portfolio - New Dimensions Fund(R)          362,715,303        382,381,592
JZ             AXP(R)Variable Portfolio - Strategy Aggressive Fund        862,598,536        255,839,303
-------------- --------------------------------------------------- ------------------ -------------------
               Combined Variable Accounts                              $3,134,198,599     $2,445,644,521
-------------- --------------------------------------------------- ------------------ -------------------



IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ & MZ:

         Statements of Net Assets at Dec. 31, 2000.
         Statements of Operations for the year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2000 and Dec. 31, 1999.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

         IDS Life Insurance Company:

         Consolidated Balance Sheets at Dec. 31, 2000 and 1999;
         Consolidated Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998;
         Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 2000, 1999, and 1998;
         Consolidated Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998; and
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 8, 2001.

(b)     Exhibits:

1.1 Copy of Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Accounts C, D, E, F, G, and H adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.2 Copy of Resolution of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.3 Copy of Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on September 20, 1991, filed electronically as
         Exhibit 1.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 6 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts PZ, QZ RZ, SZ and TZ on March 30, 2001 is filed electronically herewith.


2.       Not applicable.

3.       Not applicable.

4.1 Copy of Group Deferred Fixed/Variable Contract (form 34607) filed electronically as Exhibit 4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

4.2 Copy of Group Deferred Fixed/Variable Certificate (form 34610-MN) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.1 Form of Master Application for Group Deferred Annuity Contract (form 34608C) filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.2 Form of Participant Enrollment Form (form 34609A) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.1 Copy of Articles of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.2      Copy of  Amendment  to  By-Laws of IDS Life  filed  electronically  as
         Exhibit  6.2  to  Post-Effective   Amendment  No.  2  to  Registration
         Statement No 33-52518 is incorporated herein by reference.

7.       Not applicable.

8.       Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 2 to registration Statement No. 33-52518 is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement dated April 25, 2001 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)





Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
                  --------------------------------------------------

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.


                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.       Number of Contractowners

               On March 31, 2001, there were 18,189 contract owners of the Employee Benefit Annuity.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

                (a) IDS Life is the Principal underwriter for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, American Express Retirement Advisor Variable AnnuitySM,
                      American Express Retirement Advisor Variable AnnuitySM - Band 3, IDS Life Employee Benefit Annuity, IDS Life Flexible Annuity, IDS Life Flexible Portfolio Annuity, IDS Life Group Variable Annuity Contract, IDS Life Variable Retirement and Combination Retirement Annuities, and Symphony Annuity.

               (b) This table is the same as our response to Item 25 of this Registration Statement.

               (c)

         Name of                 Net Underwriting
         Principal                 Discounts and     Compensation on       Brokerage
         Underwriter                Commissions         Redemption        Commissions       Compensation
         -----------                -----------         -----------        -----------       ------------
         IDS Life                   $56,849,306         $18,285,051           None               None

Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               70100 AXP Financial Center
               Minneapolis, MN

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c)    Registrant   undertakes   to  deliver  any   Statement  of
                      Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.

    IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ
    -----------------------------------------------------------------------
                                  (Registrant)

                                                 By IDS Life Insurance Company
                                                   -----------------------------
                                                             (Sponsor)

                                                 By /s/ Pamela J. Moret*
                                                   -----------------------------
                                                       Pamela J. Moret
                                                       Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret *                        Director, Chairman of the Board
------------------------------------          and Chief Executive Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek*                      Director and Executive Vice
------------------------------------          President
     Stuart A. Sedlacek

/s/  Bridget Sperl*                           Executive Vice President -
------------------------------------           Client Service
     Bridget Sperl

/s/  John T. Sweeny*                          Executive Vice President -
------------------------------------           Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan

*Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 25, 2001, filed electronically herewith as Exhibit 14, by:




/s/ Mary Ellyn Minenko
    Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.